Fair Value Hierarchy - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2024
Cash And Securities Held In Trust Account [Line Items]
Cumulative effect of bitcoin held							$ 3
Impairment of indefinite lived intangible asset	$ 0	$ 97	$ 0	$ 144	$ 285	$ 6,026
Mines And Other Equipement
Cash And Securities Held In Trust Account [Line Items]
Impairment of long lived assets held for sale					$ 0	95
Percentage reduction in the price of bitcoin					65.00%
Cryptocurrency
Cash And Securities Held In Trust Account [Line Items]
Indefinite lived intangible asset net	96		96		$ 142	51
Cumulative effect of bitcoin held	3		3
Impairment of indefinite lived intangible asset					285
Payable within twelve months crypto currency					35	35
Warrant
Cash And Securities Held In Trust Account [Line Items]
Modification of debt						7,178
Warrant modifications						7,178
Level 3 | Warrant And Derivative Warrant Liabilities
Cash And Securities Held In Trust Account [Line Items]
Gain loss due to changes in fair value of derivative liabilities	$ 17	$ (1,834)	$ 3,384	$ (3,624)	$ 59,662	$ 22,948